Tortoise Electrification Infrastructure ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 80.8%	Shares	Value
Canada Crude Oil Pipelines - 2.2%
Enbridge Inc.	51,525	$ 2,605,619

Canada Natural Gas Pipelines - 6.0%
Rockpoint Gas Storage Inc. - Class A	64,162	1,192,549
TC Energy Corporation	96,816	6,053,904
		7,246,453

Europe Electrical Infrastructure - 0.7%
Innio N.V. (a)(b)	42,071	849,834

United States Cooling - 0.7%
Vertiv Holdings Co.	3,480	900,346

United States Data Center Infrastructure - 1.6%
Cipher Digital Inc. (a)(b)	40,369	625,720
Hut 8 Corp. (a)(b)	7,905	621,649
TeraWulf Inc. (a)(b)	40,938	619,392
		1,866,761

United States Electrical Infrastructure - 4.0%
MasTec, Inc. (a)	9,108	2,183,916
MYR Group Inc. (a)	3,896	1,135,372
Quanta Services, Inc.	2,541	1,542,616
		4,861,904

United States Local Gas Distribution - 4.5%
CenterPoint Energy, Inc.	104,268	4,129,013
NiSource Inc.	31,227	1,277,809
		5,406,822

United States Natural Gas Gathering and Processing - 2.2%
Hess Midstream LP - Class A	35,867	1,442,212
Kodiak Gas Services, Inc.	20,218	1,188,212
		2,630,424

United States Natural Gas Pipelines - 29.8%
Cheniere Energy, Inc.	32,473	9,472,049
DT Midstream, Inc.	31,853	4,173,380
ONEOK, Inc.	51,240	4,919,553
Targa Resources Corp.	27,021	7,934,717
The Williams Companies, Inc.	92,648	6,953,232
Venture Global, Inc. - Class A	173,897	2,545,852
		35,998,783

United States Power - 29.1%
American Electric Power Company, Inc.	25,930	3,174,610
Constellation Energy Corporation	20,262	5,567,390
DTE Energy Company	22,379	3,035,264
Entergy Corporation	68,569	7,289,570
NextEra Energy, Inc.	41,854	3,446,258

NRG Energy, Inc.	7,337		807,950
Sempra	44,933		3,671,026
Solaris Energy Infrastructure, Inc. (b)	25,809		1,310,323
Talen Energy Corporation (a)	3,772		1,115,607
Vistra Corp.	14,053		1,930,461
WEC Energy Group, Inc.	35,160		3,732,937
			35,081,396
TOTAL COMMON STOCKS (Cost $90,325,599)			97,448,342

MASTER LIMITED PARTNERSHIPS - 18.0%	Units		Value
United States Natural Gas Gathering and Processing - 1.6%
Western Midstream Partners, LP	40,189		1,933,091

United States Natural Gas Pipelines - 11.6%
Energy Transfer LP	460,321		9,901,505
Enterprise Products Partners L.P.	106,108		4,119,112
			14,020,617

United States Refined Products Pipelines - 4.8%
MPLX LP	98,973		5,856,232
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,005,992)			21,809,940

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	1,301,322		1,301,322
TOTAL MONEY MARKET FUNDS (Cost $1,301,322)			1,301,322

TOTAL INVESTMENTS - 99.9% (Cost $103,632,913)			120,559,604
Other Assets in Excess of Liabilities - 0.1%		0.00053	63,744
TOTAL NET ASSETS - 100.0%			$ 120,623,348

Percentages are stated as a percent of net assets.

LP – Limited Partnership

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Tortoise Electrification Infrastructure ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Cipher Digital Inc., Expiration: 09/18/2026; Exercise Price: $28.00	$ (624,650)	(403)	$ (337)
Hut 8 Corp., Expiration: 09/18/2026; Exercise Price: $132.00	(621,256)	(79)	(329)
Innio N.V., Expiration: 09/18/2026; Exercise Price: $32.50	(848,400)	(420)	(371)
Solaris Energy Infrastructure, Inc., Expiration: 09/18/2026; Exercise Price: $78.00	(1,309,866)	(258)	(1,158)
TeraWulf Inc., Expiration: 09/18/2026; Exercise Price: $24.00	(618,817)	(409)	(423)
TOTAL WRITTEN OPTIONS (Premiums received $23,359)			$ (2,618)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

(EMPTY)

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise Electrification Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 97,448,342	$ –	$ –	$ 97,448,342
Master Limited Partnerships	21,809,940	–	–	21,809,940
Money Market Funds	1,301,322	–	–	1,301,322
Total Investments	$ 120,559,604	$ –	$ –	$ 120,559,604

Liabilities:
Investments:
Written Options	$ –	$ (2,618)	$ –	$ (2,618)
Total Investments	$ –	$ (2,618)	$ –	$ (2,618)

Refer to the Schedule of Investments for further disaggregation of investment categories.